Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting
25	Segment Reporting

The Group determines its operating segments based on the nature of their operations. The performance of the operating segments is assessed by management on a regular basis.

At the reporting dates, the Group has only one reportable segment - oil storage and related services.

The remaining operating segments (investment properties and renewable energy) have been aggregated and presented as other operating segment due to their insignificance.

Substantially all of the Group’s operations and assets are located in the United Arab Emirates.

The following table represents information about revenues and net profit / (loss), assets and liabilities of operating segments of the Group for the years ended December 31, 2024, and 2023:

	Oil storage and related services	Other operating segment	Adjustments and eliminations	Consoli-dated	Oil storage and related services	Other operating segment	Adjustments and eliminations	Consoli-dated
Revenue
External customers	76,472,340	Nil	Nil	76,472,340	105,695,648	Nil	Nil	105,695,648
Inter-segment	Nil	816,771	(816,771)	Nil	Nil	884,835	(884,835)	Nil
Total Revenue	76,472,340	816,771	(816,771)	76,472,340	105,695,648	884,835	(884,835)	105,695,648

Depreciation of property, plant and equipment	(13,147,925)	(111,032)	592,964	(12,665,993)	(13,289,473)	(111,032)	744,449	(12,656,056)
Interest on borrowings	(16,479,569)	(150,337)	Nil	(16,629,906)	(17,424,761)	(182,234)	Nil	(17,606,995)
Interest on BIA	(5,285,479)	Nil	Nil	(5,285,479)	Nil	Nil	Nil	Nil
Interest on lease liabilities	(3,398,975)	Nil	256,861	(3,142,114)	(3,392,118)	Nil	305,438	(3,086,680)
Changes in fair value of derivative financial instruments	(3,349,664)	Nil	Nil	(3,349,664)	(3,653,296)	Nil	Nil	(3,653,296)
Asset retirement obligation - accretion expense	(70,291)	Nil	Nil	(70,291)	(68,040)	Nil	Nil	(68,040)
Litigation settlement	Nil	Nil	Nil	Nil	(55,746,035)	Nil	Nil	(55,746,035)
Reversal / (provision) of expected credit losses of trade accounts receivables	3,162,470	Nil	Nil	3,162,470	(18,202,132)	Nil	Nil	(18,202,132)
Write-off of other receivables	(272,257)	Nil	Nil	(272,257)	Nil	Nil	Nil	Nil
Write-off of advances to contractor	Nil	Nil	Nil	Nil	(15,006,262)	Nil	Nil	(15,006,262)
Write-off of trade accounts receivables	Nil	Nil	Nil	Nil	(927,519)	Nil	Nil	(927,519)
Other income	1,792,252	Nil	Nil	1,792,252	Nil	Nil	Nil	Nil
Change in estimated fair value of derivative warrant liability	314,188	Nil	Nil	314,188	3,931,592	Nil	Nil	3,931,592
Profit / (loss) for the year	4,065,138	340,718	33,054	4,438,910	(48,626,082)	65,830	232,057	(48,328,195)

Assets of the segment	557,172,227	3,519,788	(75,055,405)	485,636,610	559,911,354	3,371,209	(77,298,516)	485,984,047
Liabilities of the segment	424,782,261	1,864,299	(2,215,357)	424,431,203	430,135,412	1,846,198	(2,764,060)	429,217,550

Other disclosures
Capital expenditures	5,535,296	Nil	Nil	5,535,296	13,278,355	Nil	Nil	13,278,355

Inter-segment revenues are eliminated upon consolidation and reflected in the ‘adjustments and eliminations’ column.

In 2024, the Group generated 86% of its revenues from five major customers (2023: 80%).